Employee Benefits	12 Months Ended
Mar. 31, 2022
Disclosure Of Employee Benefit Plan [Abstract]
Employee Benefits
33)	EMPLOYEE BENEFITS

	As at March 31
Particulars	2021	2022
Net defined benefit liability	5,849	7,258
Other long term employee benefit (liability for compensated absences)	1,630	1,828
Total employee benefit liabilities	7,479	9,086

	As at March 31
Particulars	2021	2022
Present value of unfunded obligation	5,849	7,258
Total	5,849	7,258

Defined Benefit Plan

The Group’s gratuity scheme for the employees of its Indian subsidiaries [MakeMyTrip (India) Private Limited (‘MMT India’), Ibibo Group Private Limited (‘Ibibo’), Bitla Software Private Limited (‘Bitla’), Quest 2 Travel.com India Private Limited (‘Q2T’) and TripMoney Fintech Solutions Private Limited (‘TripMoney’)] is a defined benefit plan. The plan in Q2T is funded, whereas plans in MMT India, Ibibo, Bitla and TripMoney are unfunded as at March 31, 2022. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salaries and the years of employment with the Group.

A.Movement in the net defined benefit liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2021	2022	2021	2022	2021	2022
Balance as at April 1	5,669	6,490	(835)	(641)	4,834	5,849
Included in profit or loss
Current service cost	949	1,083	—	—	949	1,083
Interest cost (income)	283	329	(38)	(23)	245	306
	1,232	1,412	(38)	(23)	1,194	1,389
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-financial assumptions	(158)	(155)	—	—	(158)	(155)
-experience adjustment	493	616	—	—	493	616
-Return on plan assets excluding interest income	—	—	(136)	(35)	(136)	(35)
	335	461	(136)	(35)	199	426

Effects of movement in foreign exchange rates	125	(231)	(15)	14	110	(217)
Other
Contribution by employer	—	—	(2)	(2)	(2)	(2)
Liquidation of plan assets*	—	—	—	229	—	229
Benefits paid	(871)	(675)	385	259	(486)	(416)
Balance as at March 31	6,490	7,457	(641)	(199)	5,849	7,258

* Note: On March 17, 2022, the Company has surrendered its plan assets held in Ibibo. The surrender value as at the date of the event has been returned to the Company.

	As at March 31
Particulars	2021	2022
Present value of defined benefit obligation	6,490	7,457
Less: fair value of plan assets	(641)	(199)
Net defined benefit liability	5,849	7,258

	As at March 31
Net defined benefit liability represented by:	2021	2022
MMT India	3,996	4,650
Ibibo	1,463	2,137
Bitla	200	250
Q2T	170	191
TripMoney	20	30

B.	Actuarial assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2021	2022
Discount rate (per annum)	5.40% - 6.20%	5.80%-6.70%
Future salary growth (per annum)	5.00% - 11.00%	5.00%-11.00%
Withdrawal rate	10.00% - 25.00%	10.00%-25.00%
Retirement age (years)	58 - 65	58-60

Assumptions regarding future mortality rates are based on Indian Assured Lives Mortality (2006-08) (modified) Ultimate as published by Insurance Regulatory and Development Authority (IRDA).

The actuarial valuation is carried out half yearly by an independent actuary. The discount rate used for determining the present value of obligation under the defined benefit plan is determined by reference to market yields at the end of the reporting period on Indian Government Bonds. The currency and the term of the government bonds is consistent with the currency and term of the defined benefit obligation.

The future salary growth rate takes into account inflation, seniority, promotion and other relevant factors on long-term basis.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

C.	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2021		For the year ended March 31, 2022
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(257)	280	(287)	312
Future salary growth (1% movement)	275	(260)	307	(291)
Withdrawal rates (10% movement)	(632)	1,185	(611)	1,120

D.	Plan assets

Plan assets comprise the following:

	As at March 31
Particulars	2021	2022
Funds managed by the insurer	100%	100%

E. Description of plan characteristics

The Gratuity scheme is a final salary defined benefit plan that provides for a lump sum payment made on exit either by way of retirement, death, disability or voluntary withdrawal. The benefits are defined on the basis of final salary and the period of service and paid as lump sum at exit.

F. Description of plan associated risks

1. Interest rate risk : The defined benefit obligation calculated uses a discount rate based on government bonds. If bond yields fall, the defined benefit obligation will tend to increase.

2. Salary Inflation risk : Higher than expected increases in salary will increase the defined benefit obligation.

3. Demographic risk : This is the risk of variability of results due to unsystematic nature of decrements that include mortality, withdrawal, disability and retirement. The effect of these decrements on the defined benefit obligation is not straight forward and depends upon the combination of salary increase, discount rate and vesting criteria. It is important not to overstate withdrawals because in the financial analysis the retirement benefit of a short career employee typically costs less per year as compared to a long service employee.

G. Expected benefit payments for the year ending:

Amount
March 31, 2023	1,501
March 31, 2024	1,589
March 31, 2025	1,522
March 31, 2026	1,496
March 31, 2027	1,595
Thereafter	5,985

H. The Group expects to pay USD 62 in contributions to its defined benefit plans in the next annual reporting period.

I. The weighted average duration of the defined benefit obligation is 4-7 years (March 31, 2021: 4-6 years)